Loss on Foreign Currency Exchange (Details) - Schedule of Loss on Foreign Currency Exchange ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Loss on Foreign Currency Exchange [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ 26	$ 0.3	₨ 1	₨ (12)
Realized (gain) loss on foreign currency loans				13
Realized loss/ (gain) on derivative instruments			(4,886)	(1)
Other loss on foreign currency exchange	131	1.6	4,852	7
Total	₨ 157	$ 1.9	₨ (33)	₨ 7